Loss for the Period (Tables) (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
ProfitLossFromOperatingActivitiesprofitLossFromOperatingActivitiesLineItems [Line Items]
Disclosure of Detailed Information About Profit Loss from Operating Activities

The loss for the half year was derived after charging / (crediting) the following items that are unusual and of significance because of their size, nature and incidence:

Finance Costs
- Interest expense on external borrowings	(1,353)	(1,879)
- Interest expense on shareholder loans	(1,062)	(1,292)
- Interest expense on convertible notes	186	(1,605)
- Amortisation of loan set up costs	(225)	(251)
	(2,454)	(5,027)

Other gains/(losses)
- Fair value gain on foreign exchange contracts	2,306	1,600
- Net foreign exchange gains/(losses)	1,228	(2,534)
- Impairment of goodwill	(3,399)	-
- Impairment of brand	(696)	-
- Impairment of software	(64)	-
	(625)	(934)

Brand transition, restructure and transaction expenses
- Brand transition expenses	(199)	-
- Onerous contracts	-	265
- Restructure expenses	(526)	(43)
- Transaction expenses	(4,432)	(1,334)
	(5,157)	(1,112)

Bendon Limited [Member]
ProfitLossFromOperatingActivitiesprofitLossFromOperatingActivitiesLineItems [Line Items]
Disclosure of Detailed Information About Profit Loss from Operating Activities

The loss for the period was derived after charging / (crediting) the following items that are unusual and of significance because of their size, nature and incidence:

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Finance Costs
- Interest expense on external borrowings	5,431	2,923	3,140	2,476
- Interest expense on shareholder loans	2,807	3,040	7,042	3,192
- Interest expense on finance lease	-	-	-	50
- Amortisation on loan set up costs	553	275	227	152
	8,791	6,238	10,409	5,870

Other (gains)/losses
- Fair value (gain)/loss on foreign exchange contracts	(502)	2,135	7,660	(6,330)
- Net foreign exchange(gains)/losses	(255)	1,171	(5,237)	1,630
	(757)	3,306	2,423	(4,700)

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Brand transition, restructure and transaction expenses
- Brand transition expenses	-	-	884	10,160
- Onerous contracts	(265)	1,166	789	329
- Restructure expenses	215	103	559	111
- Transaction expenses	3,322	52	-	1,582
	3,272	1,321	2,232	12,182

Disclosure of Detailed Information About Profit Loss from Operating Activities in Connection with Specific Expenses

The loss for the period includes the following specific expenses:

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Employee benefits expense:
- Salaries and wages	33,613	19,917	33,666	31,266
- Defined contribution expenses	545	1,022	1,588	1,466
	34,158	20,939	35,254	32,732

Depreciation	2,724	1,664	2,966	3,359
Amortisation	306	178	323	891
Impairment loss	1,914	292	2,157	-
	4,944	2,134	5,446	4,250

Rental expense on operating leases:
- Lease payments	10,807	6,485	11,034	10,488
- Sublease payments received	(483)	(354)	(567)	(475)
	10,324	6,131	10,467	10,013